UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2012 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 January 30th, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $135,988



List of Other Included Managers: N/A


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
FORM 13F INFORMATION TABLE
                                                           	  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          	TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- 		--------------- -------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America CNV PFD L         	7.25%CNV PFD L   060505682 1374     1211              SOLE                 1211
New York Times cl A               	CL A             650111107 5021     588641            SOLE                 588641
3M Company                        	COM              88579Y101 3285     35384             SOLE                 35384
American Express Co.              	COM              025816109 6634     115431            SOLE                 115431
Bank of America Corp              	COM              060505104 116      10000             SOLE                 10000
Boeing Company                    	COM              097023105 6441     85470             SOLE                 85470
Boston Scientific Corp            	COM              101137107 4681     816985            SOLE                 816985
Chesapeake Energy Corp            	COM              165167107 3575     215126            SOLE                 215126
Cisco Systems Inc.                	COM              17275R102 5973     304034            SOLE                 304034
Corning Inc.                      	COM              219350105 4975     394256            SOLE                 394256
Cree Inc.                         	COM              225447101 5529     162740            SOLE                 162740
Dow Chemical Company              	COM              260543103 5276     163211            SOLE                 163211
Eli Lilly & Co.                   	COM              532457108 7095     143861            SOLE                 143861
Hewlett-Packard Co                	COM              428236103 3639     255405            SOLE                 255405
Legg Mason Inc.                   	COM              524901105 4367     169826            SOLE                 169826
Live Nation, Inc.                 	COM              538034109 3511     377137            SOLE                 377137
MBIA Inc                          	COM              55262C100 667      85035             SOLE                 85035
Maui Land & Pineapple Co.         	COM              577345101 5492     1323401           SOLE                 1323401
Micron Technology Inc             	COM              595112103 4646     732874            SOLE                 732874
Paccar Inc.                       	COM              693718108 6800     150419            SOLE                 150419
Pfizer Inc.                       	COM              717081103 4602     183520            SOLE                 183520
QEP Resources, Inc.               	COM              74733V100 2013     66521             SOLE                 66521
Qualcomm Inc.                     	COM              747525103 1132     18313             SOLE                 18313
Questar Corporation               	COM              748356102 1507     76280             SOLE                 76280
Tejon Ranch Co.                   	COM              879080109 534      19020             SOLE                 19020
WPX Energy Inc                    	COM              98212B103 707      47577             SOLE                 47577
Williams Companies                	COM              969457100 6288     192089            SOLE                 192089
Xerox Corporation                 	COM              984121103 5306     778015            SOLE                 778015
Zimmer Holdings Inc               	COM              98956P102 3673     55111             SOLE                 55111
Calpine Corp.                     	COM NEW          131347304 7331     404400            SOLE                 404400
Sprint Nextel Corp.               	COM SER 1        852061100 6291     1109571           SOLE                 1109571
Mesabi Trust                      	CTF BEN INT      590672101 3589     141053            SOLE                 141053
Hartford Finl Svcs Group Dep 7.25%	DEP CONV PFD     41651570  207      10050             SOLE                 10050
WellsFargo Pfd Series L           	PERP PFD CNV A   949746804 703      574               SOLE                 574
Rowan Companies PLC (UK)          	SHS CL A         G7665A101 2991     95668             SOLE                 95668

